Intangible Assets, Net	12 Months Ended
Apr. 30, 2024
Intangible Assets, Net [Abstract]
Intangible Assets, Net
6.	Intangible Assets, Net

Intangible assets consist of the following as of April 30, 2023 and 2024:

	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Software
Gross carrying amount	¥21,300	¥29,878	$190
Accumulated amortization	(7,232)	(12,398)	(79)
Net book value	¥14,068	¥17,480	$111
Patent
Gross carrying amount	¥—	¥2,030	$13
Accumulated amortization	—	(254)	(2)
Net book value	¥—	¥1,776	$11
Intangibles total
Gross carrying amount	¥21,300	¥31,908	$203
Accumulated amortization	(7,232)	(12,652)	(81)
Net book value	¥14,068	¥19,256	$122

As of April 30, 2023 and 2024, the weighted average remaining useful lives for software was 3.9 years and 3.7 years, respectively. As of April 30, 2024, the weighted average remaining useful lives for patent was 7 years.

The amortization expense was ¥2,148 thousand, ¥3,001 thousand and ¥5,420 thousand ($34 thousand) for the years ended April 30, 2022, 2023 and 2024, respectively. No impairment losses were recognized for the years ended April 30, 2022, 2023 and 2024.

The expected aggregate amortization expense for the years following April 30, 2024 are as follows:

	JPY	USD
	(in thousands)
Year ending April 30,
2025	¥5,442	$35
2026	4,938	31
2027	4,098	26
2028	3,218	20
2029	1,053	7
Thereafter	507	3
Total	¥19,256	$122